Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
The tables below present the valuation methodology and unobservable inputs for impaired loans and other real estate owned at December 31, 2014 and 2013.

	December 31, 2014
	Valuation Methodology	Unobservable Inputs	Range of Inputs	Average of Inputs
Impaired loans:
Commercial:
Real Estate	Appraisals	Discounts for changes in market conditions	20-90%	34%
Land	Appraisals	Discounts for changes in market conditions	10-20%	18%
Residential mortgage	Appraisals	Discounts for changes in market conditions	0-20%	7%
Other real estate owned, net:
Commercial:
Real Estate	Appraisals	Discounts for changes in market conditions	10%	10%
Land	Appraisals	Discounts for changes in market conditions	0-37%	18%
Residential construction:
Land	Appraisals	Discounts for changes in market conditions	20%	20%

	December 31, 2013
	Valuation Methodology	Unobservable Inputs	Range of Inputs	Average of Inputs
Impaired loans:
Commercial:
Real Estate	Appraisals	Discount for changes in market conditions	10-65%	21%
Land	Appraisals	Discount for changes in market conditions	0-10%	8%
Residential mortgage	Appraisals	Discount for changes in market conditions	0-20%	10%
Other real estate owned, net:
Commercial:
Real Estate	Appraisals	Discount for changes in market conditions	6-100%	39%
Land	Appraisals	Discount for changes in market conditions	25-26%	26%
Residential mortgage	Appraisals	Discount for changes in market conditions	19-45%	26%

Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

		December 31, 2014
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial Assets:
Investment securities available-for-sale:
U.S. federal agency obligations	$7,395	$—	$7,395	$—
State and municipal	56,847	—	56,847	—
Mortgage-backed securities – residential	27,488	—	27,488	—
Government agency sponsored collateralized mortgage obligations	62,530	—	62,530	—
Corporate debt securities	963	—	963	—
Total investment securities available-for-sale	$155,223	$—	$155,223	$—
Loans held for sale	$763	$—	$763	$—
Derivatives – residential mortgage loan commitments	$53	$—	$53	$—
Financial Liabilities:
Derivatives – interest rate swaps	$(1,156)	$—	$(1,156)	$—

		December 31, 2013
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial Assets:
Investment securities available-for-sale:
U.S. federal agency obligations	$6,150	$—	$6,150	$—
State and municipal	55,723	—	55,723	—
Mortgage-backed securities – residential	27,938	—	27,938	—
Government agency sponsored collateralized mortgage obligations	72,311	—	72,311	—
Corporate debt securities	2,150	—	2,150	—
Total investment securities available-for-sale	$164,272	$—	$164,272	$—
Loans held for sale	$1,118	$—	$1,118	$—
Derivatives – residential mortgage loan commitments	$45	$—	$45	$—
Financial Liabilities:
Derivatives – interest rate swaps	$(1,181)	$—	$(1,181)	$—

Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis are summarized below:

		December 31, 2014
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Impaired loans:
Commercial:
Real estate	$488	$—	$—	$488
Land	971	—	—	971
Residential mortgage	981	—	—	981
Other real estate owned, net:
Commercial:
Real estate	67	—	—	67
Land	512	—	—	512
Residential construction – land	45	—	—	45
Mortgage servicing rights	173	—	173	—

		December 31, 2013
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Impaired loans:
Commercial:
Real estate	$568	$—	$—	$568
Land	2,030	—	—	2,030
Residential mortgage	567	—	—	567
Other real estate owned, net:
Commercial:
Real estate	646	—	—	646
Land	205	—	—	205
Residential mortgage	91	—	—	91
Residential construction – land	56	—	—	56
Mortgage servicing rights	190	—	190	—

Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
The aggregate fair value, contractual principal, and gain or loss for loans held for sale was as follows:

	December 31,
	2014			2013
	Aggregate Fair Value	Gain (Loss)	Contractual Principal	Aggregate Fair Value	Gain (Loss)	Contractual Principal
	(Dollars in thousands)
Loans held for sale	$763	$24	$739	$1,118	$30	$1,088

Amount of gains and losses from fair value changes
The following table presents the amount of gains and losses from fair value changes included in income before income taxes for financial assets carried at fair value for the years ended December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Loans held for sale
Other gains (losses)	$(6)	$(4)
Interest income	30	16
Interest expense	—	—
Total changes in fair values included in current period earnings	$24	$12

Carrying amounts and estimated fair values of financial instruments
The carrying amounts and estimated fair values of financial instruments are as follows:

		December 31, 2014
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial assets:
Cash and due from financial institutions	$8,698	$8,698	$—	$—
Interest-earning time deposits at other financial institutions	6,615	—	6,636	—
Securities available-for-sale	155,223	—	155,223	—
Loans held for sale	763	—	763	—
Loans, net	306,131	—	—	309,903
Federal Home Loan Bank stock	4,275	—	4,275	—
Accrued interest receivable	1,485	—	857	628
Financial liabilities:
Deposits	$(340,768)	$—	$(340,830)	$—
Federal Home Loan Bank advances	(84,919)	—	(85,078)	—
Subordinated debentures	(5,155)	—	—	(5,149)
Accrued interest payable	(155)	—	(152)	(3)
Derivatives – interest rate swaps	(1,156)	—	(1,156)	—

		December 31, 2013
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial assets:
Cash and due from financial institutions	$18,219	$18,219	$—	$—
Interest-earning time deposits at other financial institutions	6,642	—	6,671	—
Securities available-for-sale	164,272	—	164,272	—
Loans held for sale	1,118	—	1,118	—
Loans, net	293,285	—	—	296,575
Federal Home Loan Bank stock	4,375	—	4,375	—
Accrued interest receivable	1,612	—	962	650
Financial liabilities:
Deposits	$(346,701)	$—	$(347,625)	$—
Federal Home Loan Bank advances	(86,777)	—	(88,077)	—
Subordinated debentures	(5,155)	—	—	(5,152)
Short-term borrowings	(2,415)	—	(2,415)	—
Accrued interest payable	(177)	—	(174)	(3)
Derivatives – interest rate swaps	(1,181)	—	(1,181)	—